Beskauga Option Agreement (Details) - USD ($)		1 Months Ended	9 Months Ended
	Aug. 12, 2020	Mar. 19, 2021	Oct. 31, 2021
Disclosure Of Beskauga Option Agreement [Abstract]
Ownership interest	100.00%
Payment for purchase of assets (in Dollars)		$ 1,367,668
Common stock issued as purchase consideration (in Shares)		36,000,000
Expenditures incurred (in Dollars)			$ 2,118,000
Beskauga option agreement, description			(i) the Beskauga Property by paying Copperbelt $15,000,000 in cash, (ii) the Beskauga Main Project only by paying Copperbelt $13,500,000 in cash, or (iii) the Beskauga South Project only by paying Copperbelt $1,500,000 in cash.
Percentage of bonus payments			20.00%
Percentage of remaining bonus payments			80.00%
Percentage of bonus payments payable in shares			50.00%